Stock Options and Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stock Options and Warrants [Abstract]
Schedule of stock option activity under the Plan

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2013	2,299,000	$1.79	1.58	$52,960
Granted in Q1 2013	2,000	$1.38	-	-
Exercised in Q2 2013	(4,000)	-	-	-
Expired in Q2 2013	(6,000)	-	-	-
Outstanding at June 30, 2013	2,291,000	$1.73	1.08	$53,220

Exercisable at June 30, 2013	2,261,000	$1.72	1.00	$53,220

Outstanding at January 1, 2014	2,285,000	$1.72	1.43	$1,100
Granted in Q1 2014	40,000	$1.80	5.06	-
Outstanding at June 30, 2014	2,325,000	$1.73	0.99	$44,820

Exercisable at June 30, 2014	2,315,000	$1.73	0.98	$44,820

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at January 1, 2012	344,000	$2.01	5.67	$13,860
Granted in 2012	2,017,000	$1.70	0.94	-
Exercised in 2012	-	-	-	-
Forfeited / Expired in 2012	(62,000)	$2.19	-	-
Outstanding December 31, 2012	2,299,000	$1.79	1.58	$52,960

Exercisable at December 31, 2012	2,269,000	$1.78	1.50	$52,960

Outstanding at January 1, 2013	2,299,000	$1.79	1.58	$52,960
Granted in 2013	2,000	$1.38	-	$-
Exercised in 2013	(4,000)	$0.68	-	$-
Forfeited / Expired in 2013	(12,000)	$3.55	-	$-
Outstanding December 31, 2013	2,285,000	$1.72	1.43	$1,100

Exercisable at December 31, 2013	2,285,000	$1.72	1.43	$1,100

Schedule of nonvested shares

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Non-vested shares at January 1, 2013	30,000	$2.60	5.83
Granted in Q1 2013	2,000	$1.38	4.83
Vested in Q1 2013	(2,000)	$1.38	4.83
Non-vested shares at June 30, 2013	30,000	$2.60	5.33

Non-vested shares at January 1, 2014	-	$-	-
Granted in Q1 2014	40,000	$1.80	4.81
Vested in Q1 2014	(30,000)	$1.80	4.81
Non-vested shares at June 30, 2014	10,000	$1.80	4.81

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Nonvested shares at January 1, 2012	60,000	$2.60	6.83
Granted in 2012	2,017,000	$1.70	0.96
Forfeited / Expired in 2012	(50,000)	$1.70	0.92
Vested in 2012	(1,997,000)	$1.70	0.72
Nonvested shares at December 31, 2012	30,000	$2.60	5.83

Nonvested shares at January 1, 2013	30,000	$2.60	5.83
Granted in 2013	2,000	$1.38	4.83
Forfeited / Expired in 2013	-	$-	-
Vested in 2013	(32,000)	$2.52	3.83
Nonvested shares at December 31, 2013	-	-	-

Schedule of non-qualified stock options outstanding

Year Granted	Number Outstanding	Number Exercisable	Exercise Price	Expiration Date
2007	160,000	160,000	$1.25	March 31, 2017
2008	150,000	150,000	$2.60	September 23, 2018
2010	2,000	2,000	$0.51	June 30, 2015
2011	4,000	4,000	$0.85	May 16, 2016
2012	1,965,000	1,965,000	$1.70	December 31, 2014
2012	2,000	2,000	$1.70	April 12, 2017
2013	2,000	2,000	$1.38	January 14, 2018
2014	40,000	30,000	$1.80	March 27, 2019
Totals	2,325,000	2,315,000

Year Granted	Number Outstanding	Number Exercisable	Exercise Price	Expiration Date
2007	160,000	160,000	$1.25	March 31, 2017
2008	150,000	150,000	$2.60	September 23, 2018
2010	2,000	2,000	$0.51	June 30, 2015
2011	4,000	4,000	$0.85	May 16, 2016
2012	1,965,000	1,965,000	$1.70	December 31, 2014
2012	2,000	2,000	$1.70	April 12, 2017
2013	2,000	2,000	$1.38	January 14, 2018
Totals	2,285,000	2,285,000

Schedule of stock options outstanding

	Stock Options Outstanding			Exercisable

Range of Exercise Prices	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Shares	Weighted Average Exercise Price
$0.50 - $1.00	6,000	$0.74	1.61	6,000	$0.74
$1.01 - $2.00	2,169,000	1.67	0.76	2,159,000	1.67
$2.00 - $3.00	150,000	2.60	4.29	150,000	2.60
Totals	2,325,000	$1.73	1.18	2,315,000	$1.73

	Stock Options Outstanding			Exercisable

Range of Exercise Prices	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)	Number of Shares	Weighted Average Exercise Price
$0.50 - $1.00	6,000	$0.74	2.11	6,000		$0.74
$1.01 - $2.00	2,129,000	1.67	1.19	2,129,000		1.67
$2.01 - $3.00	150,000	2.60	4.83	150,000		2.60
Totals	2,285,000	$1.72	1.43	2,285,000	$1.72